OTHER COMPREHENSIVE INCOME OR LOSS - Changes in the AOCI Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning AOCI balance	$ 1,450.7	$ 1,398.2
Cumulative effect of accounting change	574.6
Other comprehensive (loss) income	(209.8)	(99.8)	$ 203.9
Ending balance	2,278.1	1,450.7	1,398.2
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning AOCI balance	91.3	191.1
Cumulative effect of accounting change	16.6
Other comprehensive (loss) income before reclassifications	(356.2)	(129.8)
Amounts reclassified from Accumulated other comprehensive (loss) income	46.9	(5.6)
Tax benefit (expense)	82.9	35.6
Other comprehensive (loss) income	(209.8)	(99.8)
Ending balance	(118.5)	91.3	191.1
Interest rate swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning AOCI balance	3.4	18.9
Cumulative effect of accounting change	1.2
Other comprehensive (loss) income before reclassifications	(45.8)	(18.6)
Amounts reclassified from Accumulated other comprehensive (loss) income	35.4	(2.3)
Tax benefit (expense)	5.8	5.4
Other comprehensive (loss) income	(3.4)	(15.5)
Ending balance	0.0	3.4	18.9
Pension and Post-retirement benefit plan items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning AOCI balance	88.8	171.9
Cumulative effect of accounting change	14.9
Other comprehensive (loss) income before reclassifications	(315.2)	(110.0)
Amounts reclassified from Accumulated other comprehensive (loss) income	11.5	(2.7)
Tax benefit (expense)	78.3	29.6
Other comprehensive (loss) income	(210.5)	(83.1)
Ending balance	(121.7)	88.8	171.9
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning AOCI balance	(1.4)	(1.1)
Cumulative effect of accounting change	0.0
Other comprehensive (loss) income before reclassifications	0.3	(0.3)
Amounts reclassified from Accumulated other comprehensive (loss) income	0.0	0.0
Tax benefit (expense)	0.0	0.0
Other comprehensive (loss) income	0.3	(0.3)
Ending balance	(1.1)	(1.4)	(1.1)
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning AOCI balance	0.5	1.4
Cumulative effect of accounting change	0.5
Other comprehensive (loss) income before reclassifications	4.5	(0.9)
Amounts reclassified from Accumulated other comprehensive (loss) income	0.0	(0.6)
Tax benefit (expense)	(1.2)	0.6
Other comprehensive (loss) income	3.8	(0.9)
Ending balance	$ 4.3	$ 0.5	$ 1.4